Share-Based Compensation (Details) - USD ($)		6 Months Ended			12 Months Ended
	Oct. 16, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Sep. 23, 2025
Share-Based Compensation [Line Items]
Unrecognized compensation costs		$ 1,505,187
Recognized over a weighted-average period		4 months 24 days
Share-based compensation expense		$ 422,991
Number of share options, granted		360,000
Exercise price of option granted		$ 5.36
Estimated fair value of share options at the grant date		$ 1,928,178
Number of share options vesting per month	30,000
Employee Stock [Member]
Share-Based Compensation [Line Items]
Number of share options, granted	360,000
Exercise price of option granted	$ 4
Description of vesting term	November 1, 2025, to October 1, 2026
2025 Equity Incentive Plan [Member]
Share-Based Compensation [Line Items]
Number of shares reserved for issuance		1,640,000
2025 Equity Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Number of award granted						2,000,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Number of RSU, vested		20,000
Number of RSUs, granted		360,000
Unrecognized compensation costs		$ 2,856,000
Recognized over a weighted-average period		1 year 6 months
Share-based compensation expense		$ 168,000
Restricted Stock Units (RSUs) [Member] | Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Number of RSUs, granted	360,000